Supplemental Information - Change in Non-Cash Working Capital Items (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Additional information [abstract]
Trade receivables	$ (47,861)	$ (117,297)
Prepaids and other assets	8,531	(76,882)
Trade payables	35,178	236,560
Share-based compensation liability	(11,000)	(18,340)
Dividends payable	(783)	18,381
Non-cash working capital disposed or acquired	(6,390)	(230,012)
Trade and other receivables/payables	(22,325)	(187,590)
Changes in non-cash working capital related to:
Operating activities	(17,922)	(220,895)
Financing activities	6,200	(3,068)
Investing activities	(11,375)	46,810
Transfers to equity	(1,167)	0
Foreign currency translation on non-cash working capital	1,939	(10,437)
Changes in non-cash working capital	$ (22,325)	$ (187,590)